Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2013	$ 1,249,929
Twelve months ending December 31, 2014	1,539,880
Twelve months ending December 31, 2015	1,202,512
Twelve months ending December 31, 2016	549,780
Twelve months ending December 31, 2017	67,494
Twelve months ending December 31, 2018 and thereafter	$ 21,522